UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Funds Investment Trust
Ranger Quest for Income and Growth Fund
Schedule of Investments
4/30/2019(Unaudited)

	Shares		Value

COMMON STOCKS - 70.99%

	Banks - 7.83%		$ 685,507
	5,907	J.P. Morgan Chase & Co.	428,903
	9,844	HSBC Holdings Plc. ADR (United Kingdom)	1,114,410

	Capital Markets - 11.83%
	3,720	CME Group, Inc.	665,508
	9,080	Main Street Capital Corp. Class C	358,388
	18,280	Golub Capital BDC, Inc.	336,900
	17,984	Ares Capital Corp.	323,712
			1,684,508
	Chemicals - 3.60%
	3,515	Dow Chemical *	199,406
	2,217	Lyondellbasell Industries NV Class A	195,606
	3,038	DowDuPont, Inc.	116,811
			511,823
	Communications Equipment - 3.66%
	9,311	Cisco Systems, Inc.	520,951

	Diversified Telecommunication Services - 11.91%
	9,415	Verizon Communications, Inc.	538,444
	15,974	AT&T, Inc.	494,555
	278,140	HKT Trust & HKT, Ltd. (Hong Kong) *	431,093
	5,181	BCE, Inc. (Canada)	231,563
			1,695,655
	Electric Utilities - 2.52%
	3,943	Duke Energy Corp.	359,286

	Food Products - 1.53%
	10,033	Mowi ASA (Norway)	217,315

	Insurance - 5.93%
	71,531	Insurance Australia Group, Ltd (Australia)	397,440
	2,570	Swiss RE AG ORD (Switzerland)	247,281
	795	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany) *	198,826
			843,547
	Marine - 1.22%
	28,660	Costamare, Inc. ADR (Monaco)	173,106

	Oil, Gas & Consumable Fuels - 3.67%
	16,278	Royal Dutch Shell Plc. B (United Kingdom)	522,999

	Real Estate Management & Development - 3.04%
	262,001	New World Development (Hong Kong)	433,463

Semiconductors & Semiconductor Equipment - 2.97%
	9,660	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan) *	423,301

	Software - 5.22%
	5,693	Microsoft Corp.	743,506

	Specialty Retail - 3.54%
	2,472	Home Depot, Inc.	503,546

	Wireless Telecommunication Services - 2.52%
	26,890	Tele2 AB (Sweden) *	358,719

TOTAL FOR COMMON STOCKS (Cost $8,751,965) - 70.99%			10,106,135

REAL ESTATE INVESTMENT TRUSTS 19.78%

	Equity Real Estate Investment Trust - 10.75%
	8,289	Prologis, Inc.	635,518
	3,594	Crown Castle International Corp.	452,053
	200,936	Ascendas Real Estate Investment Trust (Singapore) *	443,221
			1,530,792
	Mortgage Real Estate Investment Trust - 9.03%
	20,352	Blackstone Mortgage Trust, Inc. Class A	724,328
	24,304	Starwood Property Trust, Inc.	560,207
			1,284,535

	TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,430,841) - 19.78%		2,815,327

PREFERRED STOCKS 0.92%

	Capital Markets - 0.92%
	6,660	Goldman Sachs Group Inc. 4.000% Perpetual	131,668

	TOTAL FOR PREFERRED STOCKS (Cost $157,823) - 0.92%		131,668

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 6.85%

	Capital Markets - 2.27%
	8,169	Blackstone Group, L.P.	322,349

	Electric Utilities - 3.37%
	11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	480,174

	Oil, Gas & Consumable Fuels - 1.21%
	11,404	Energy Transfer, L.P.	172,428

	TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $708,859) - 6.85%		974,951

SHORT TERM INVESTMENT - 1.58%
	224,627	First American Government Obligation Fund - Class Z 2.31% ** (Cost $224,627)	224,627

TOTAL INVESTMENTS (Cost $12,274,115) - 100.12%			14,252,708

LIABILITIES IN EXCESS OF OTHER ASSETS - ( 0.12%)			(16,467)

NET ASSETS - 100.00%			$ 14,236,241

	ADR - American Depository Receipts.
	* Non-income producing securities during the period.
	**Variable rate security; the coupon rate shown represents the yield at April 30, 2019.
	***At April 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,274,115 amounted to $1,978,593.

1. SECURITY TRANSACTIONS
	At April 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,274,115 amounted to $1,978,593.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2019:

	Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$10,106,135	$0	$0	$10,106,135
	Real Estate Investment Trusts	$2,815,327	$0	$0	$2,815,327
	Preferred Stocks	$131,668	$0	$0	$131,668
	Master Limited Partnerships & Publicly Traded Partnerships	$974,951	$0	$0	$974,951
	Short Term Investment	$224,627	$0	$0	$224,627
	Total	$14,252,708	$0	$0	$14,252,708

Ranger Funds Investment Trust
Ranger Small Cap Fund
Schedule of Investments
4/30/2019(Unaudited)

Shares		Value

COMMON STOCKS - 96.40%

Aerospace - 3.52%
9,820	Axon Enterprise, Inc. *	$ 623,570
16,040	Kratos Defense & Security Solutions, Inc.*	254,715
		878,285
Agriculture, Fishing & Ranching - 1.96%
5,093	Calavo Growers, Inc. *	487,960

Banks: Diversified - 1.91%
19,357	CenterState Bank Corp.	477,731

Back Office Support, HR & Consutling - 7.55%
19,289	WNS Holdings Ltd. ADR (India) *	1,102,366
10,614	Maximus, Inc.	781,721
		1,884,087
Banks: Savings/Thrifts & Mortgage Lending - 1.96%
6,100	Legacy Texas Financial Group, Inc.	244,488
16,844	Banc of California, Inc.	244,406
		488,894
Biotechnology - 6.72%
10,440	PRA Health Sciences, Inc. *	1,010,801
9,890	Repligen Corp. *	666,388
		1,677,189
Chemicals: Specialty - 2.19%
2,441	Quaker Chemical Corp.	546,345

Computer Services, Software & Systems - 17.25%
16,205	Pegasystems, Inc.	1,215,537
8,550	Qualys, Inc. *	771,723
12,350	Mimecast, Ltd. (United Kingdom) *	636,148
28,418	Box, Inc. *	585,979
8,303	Workiva, Inc. *	441,221
5,130	Mercury Systems, Inc. *	374,593
2,857	AppFolio, Inc.*	277,443
		4,302,644
Consumer Lending - 1.65%
1,070	LendingTree, Inc. *	411,757

Cosmetics - 3.59%
12,354	Inter Parfums, Inc.	895,541

Diversified Materials & Processing - 1.33%
2,625	Cabot Microelectronics Corp.	331,406

Education Services - 1.17%
8,167	Chegg, Inc. *	291,154

Engineering & Contracting Services - 1.68%
5,886	TopBuild Corp. *	419,260

Financial Data & Systems - 2.92%
24,490	Evo Payments, Inc. *	727,598

Foods - 2.83%
4,500	J&J Snack Foods Corp.	707,310

Health Care: Misc. - 1.45%
6,442	Medpace Holdings, Inc. *	361,847

Health Care Services - 5.34%
5,300	Medidata Solutions, Inc. *	478,802
8,664	Tabula Rasa HealthCare, Inc. *	461,445
7,190	Bio Telemetry, Inc. *	391,136
		1,331,383
Insurance: Multi-Line - 1.43%
11,709	Goosehead Insurance, Inc.	356,773

Manufactured Housing - 1.56%
18,490	Skyline Champion Corp. *	390,324

Medical & Dental Instruments & Supplies - 2.84%
7,355	Neogen Corp. *	446,154
9,105	LeMaitre Vascular, Inc.	262,953
		709,107
Medical Equipment - 1.98%
6,139	Tactile Systems Technology, Inc. *	305,477
2,737	Integer Holdings Corp.*	189,099
		494,576
Medical Services - 1.55%
18,570	NeoGenomics, Inc. *	386,813

Oil: Crude Producers - 1.27%
42,325	Callon Petroleum Co. *	317,861

Oil Well Equipment & Services - 1.01%
21,810	Select Energy Services, Inc.*	251,251

Pharmaceuticals - 4.65%
13,681	Cambrex Corp. *	588,557
8,865	Supernus Pharmaceuticals, Inc. *	325,612
3,170	Heska Corporation *	246,182
		1,160,351
Recreational Vehicles & Boats - 1.43%
8,551	Malibu Boats, Inc. *	355,893

Scientific Instruments: Gauges & Meters - 2.68%
2,829	Mesa Laboratories, Inc.	669,596

Semiconductors & Components - 1.60%
3,710	Silicon Laboratories, Inc. *	399,419

Specialty Retail - 2.49%
9,248	SiteOne Landscape Supply, Inc. *	622,390

Textiles, Apparel & Shoes - 2.71%
11,738	Steven Madden Ltd.	426,676
3,010	Oxford Industries, Inc.	250,011
		676,687
Truckers - 3.19%
20,605	Marten Transport, Ltd.	407,567
6,012	SAIA, Inc. *	387,113
		794,680
Utilities: Telecommunications - 0.99%
4,450	Cogent Communications Holdings, Inc.	245,774

TOTAL FOR COMMON STOCKS (Cost $20,172,715) - 96.40%		24,051,886

SHORT TERM INVESTMENT - 4.13%
1,030,415	First American Government Obligation Fund - Class Z 2.31% ** (Cost $1,030,415)	1,030,415

TOTAL INVESTMENTS (Cost $21,203,130) - 100.53%		25,082,301

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.53%)		(132,604)

NET ASSETS - 100.00%		$ 24,949,697

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2019
***At April 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,203,130 amounted to $3,879,171.

1. SECURITY TRANSACTIONS
At April 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,203,130 amounted to $3,879,171.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,051,886	$0	$0	$24,051,886
Short Term Investment	$1,030,415	$0	$0	$1,030,415
Total	$25,082,301	$0	$0	$25,082,301

Ranger Funds Investment Trust
Ranger Micro Cap Fund
Schedule of Investments
4/30/2019(Unaudited)

Shares

COMMON STOCKS - 93.98%

Banks: Diversified - 6.58%
37,060	Capstar Financial Holdings, Inc.	$ 574,059
9,074	Allegiance Bancshares, Inc. *	313,688
13,134	Atlantic Capital Bancshares, Inc. *	229,057
		1,116,804
Banks: Savings/Thrifts & Mortgage Lending - 0.96%
11,277	Banc of California, Inc.	163,629

Biotechnology - 3.64%
8,690	ANI Pharmaceuticals, Inc. *	616,816

Communications Technology - 2.88%
20,035	Quantenna Communications, Inc. *	487,852

Computer Services: Misc. - 0.74%
7,533	Care.com, Inc. *	126,178

Computer Services, Software & Systems - 14.41%
42,705	Simulations Plus, Inc.	962,144
14,742	QAD, Inc.	690,957
49,260	Zix Corp. *	401,469
20,979	OneSpan, Inc. *	388,951
		2,443,521
Diversified Materials & Processing - 2.04%
16,490	Insteel Industries, Inc. *	345,301

Electronic Components - 2.49%
4,405	NVE Corp.	422,043

Financial Data & Systems - 3.19%
22,380	I3 Verticals, Inc. *	540,253

Health Care Services - 2.21%
7,027	Tabula Rasa HealthCare,Inc. *	374,258

Homebuilding - 3.58%
67,971	Green Brick Partners, Inc. *	607,661

Medical & Dental Instruments & Supplies - 7.02%
5,587	Utah Medical Products, Inc.	471,543
13,355	LeMaitre Vascular, Inc.	385,692
19,910	BioLife Solutions, Inc. *	333,293
		1,190,528
Medical Equipment - 10.43%
26,442	iRadimed Corp. *	661,315
18,664	Lantheus Holdings, Inc. *	450,922
7,005	Tactile Systems Technology, Inc. *	348,569
13,209	IntriCon Corp. *	308,694
		1,769,500
Medical Services - 2.66%
21,685	NeoGenomics, Inc. *	451,699

Metal Fabricating - 2.67%
5,345	Omega Flex, Inc.	452,508

Oil:Crude Producers - 2.52%
48,370	Ring Energy, Inc. *	250,557
11,744	Panhandle Oil and Gas, Inc.	176,160
		426,717
Pharmaceuticals - 2.20%
4,810	Heska Corp. *	373,545

Recreational Vehicles & Boats - 2.05%
8,335	Malibu Boats, Inc. *	346,903

Restaurants - 3.46%
53,413	J. Alexander's Holdings, Inc. *	587,009

Scientific Instruments: Control & Filter - 5.10%
34,910	NAPCO Security Technologies, Inc. *	865,070

Scientific Instruments: Electrical - 3.36%
15,545	Allied Motion Technologies, Inc.	569,102

Scientific Instruments: Gauges & Meters - 3.01%
2,160	Mesa Laboratories, Inc.	511,250

Specialty Retail - 3.98%
6,815	America's Car-Mart, Inc. *	675,025

Truckers - 2.80%
24,358	Covenant Transportation Group, Inc. *	475,712

TOTAL FOR COMMON STOCKS (Cost $16,289,196) - 93.98%		15,938,884

EXCHANGE TRADED FUND - 3.00%
2,515	iShares Russell 2000 Growth ETF *	509,212

TOTAL FOR EXCHANGE TRADED FUND (Cost $501,553) - 3.00%		509,212

SHORT TERM INVESTMENT - 3.27%
554,423	First American Government Obligation Fund - Class Z 2.31% ** (Cost $554,423)	554,423

TOTAL INVESTMENTS (Cost $17,345,172) - 100.25%		17,002,519

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.25%)		(42,884)

NET ASSETS - 100.00%		$ 16,959,635

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2019.
***At April 30, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $17,345,172 amounted to $342,653.

1. SECURITY TRANSACTIONS
At April 30, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $17,345,172 amounted to $342,653.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$15,938,884	$0	$0	$15,938,884
Exchange Traded Fund	$509,212	$0	$0	$509,212
Short Term Investment	$554,423	$0	$0	$554,423
Total	$17,002,519	$0	$0	$17,002,519

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

   (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 17, 2019

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date June 17, 2019